CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                January 15, 2014


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


         Re:          First Trust Exchange-Traded Fund VI
                   (Registration Nos. 333-182308, 811-22717)
                ------------------------------------------------


Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund VI (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the form of Prospectus for the Registrant filed pursuant to Rule 497(c) on January 7, 2014. The Registration Statement relates to First Trust High Income ETF, a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                           Very truly yours,

                                           CHAPMAN AND CUTLER LLP


                                           By: /s/ Morrison C. Warren
                                               -------------------------------
                                                   Morrison C. Warren
Enclosures